UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06686

JPMorgan China Region Fund, Inc.

(Exact name of registrant as specified in charter)

One Beacon Street, 18th Floor

Boston, MA 02108

(Address of principal executive offices) (Zip code)

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441 9800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2015 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	VALUE (IN US$)
COMMON STOCK (unless otherwise noted)
CHINA (63.4%)
Aerospace & Defense (0.3%)
AVIC Aircraft Co., Ltd., ‘A’	52,400	229,561
China Avic Electronics Co., Ltd., ‘A’	33,006	162,911

		392,472

Auto Components (0.7%)
Fuyao Glass Industry Group Co., Ltd. (a) (e)	150,800	369,577
Fuyao Glass Industry Group Co., Ltd., ‘A’	61,978	167,251
Huayu Automotive Systems Co., Ltd., ‘A’	109,900	354,362

		891,190

Automobiles (1.4%)
Chongqing Changan Automobile Co., Ltd., ‘A’	91,502	299,467
Chongqing Changan Automobile Co., Ltd., ‘B’ (i)	412,678	1,126,891
FAW CAR Co., Ltd., ‘A’	52,000	164,398
SAIC Motor Corp., Ltd., ‘A’	82,200	329,617

		1,920,373

Banks (12.6%)
Agricultural Bank of China Ltd.	6,639,000	3,288,393
Agricultural Bank of China Ltd., ‘A’	847,700	501,816
Bank of Communications Co., Ltd., ‘A’	740,800	763,551
China Construction Bank Corp.	5,983,000	4,969,981
China Merchants Bank Co., Ltd.	348,500	851,398
China Merchants Bank Co., Ltd., ‘A’	418,981	1,052,251
China Minsheng Banking Corp., Ltd.	1,726,400	2,108,828
China Minsheng Banking Corp., Ltd., ‘A’	408,900	639,772
Industrial Bank Co., Ltd., ‘A’	353,300	1,046,292
Ping An Bank Co., Ltd., ‘A’	317,668	807,031
Shanghai Pudong Development Bank Co., Ltd., ‘A’	361,800	921,482

		16,950,795

Beverages (0.2%)
Kweichow Moutai Co., Ltd., ‘A’	10,500	331,889

Capital Markets (3.5%)
China Cinda Asset Management Co., Ltd. (a)	1,152,000	570,602
China Merchants Securities Co., Ltd., ‘A’	50,000	256,710
CITIC Securities Co., Ltd., ‘A’	311,937	1,651,360
GF Securities Co., Ltd. (a)	162,000	393,891
GF Securities Co., Ltd., ‘A’	63,200	284,419
Haitong Securities Co., Ltd., ‘A’	302,000	1,140,367
Huatai Securities Co., Ltd., ‘A’	90,000	437,109

		4,734,458

Chemicals (0.6%)
Qinghai Salt Lake Industry Co., Ltd., ‘A’	74,249	352,945
Zhejiang Longsheng Group Co., Ltd., ‘A’	90,979	430,124

		783,069

Commercial Services & Supplies (0.2%)
Beijing Originwater Technology Co., Ltd., ‘A’	37,000	258,659

Communications Equipment (0.1%)
Guangzhou Haige Communications Group, Inc. Co., ‘A’	40,000	180,721

Construction & Engineering (1.2%)
China Communications Construction Co., Ltd., ‘A’	115,700	345,070
China Railway Construction Corp., Ltd., ‘A’	130,700	391,914
China State Construction Engineering Corp., Ltd., ‘A’	202,000	249,910
Power Construction Corp of China Ltd., ‘A’	60,000	95,716
Suzhou Gold Mantis Construction Decoration Co., Ltd., ‘A’	83,500	473,691

		1,556,301

Construction Materials (0.6%)
Anhui Conch Cement Co., Ltd., ‘A’	50,000	184,205
BBMG Corp.	226,500	208,893
Tangshan Jidong Cement Co., Ltd., ‘A’	143,700	381,989

		775,087

Diversified Consumer Services (0.4%)
China Maple Leaf Educational Systems Ltd. (a)	1,670,000	501,906

Diversified Financial Services (0.1%)
Avic Capital Co., Ltd., ‘A’	50,000	192,754

Diversified Telecommunication Services (1.8%)
China Telecom Corp., Ltd.	3,482,000	2,232,210
Dr Peng Telcom & Media Group Co., Ltd., ‘A’	28,600	150,621

		2,382,831

Electrical Equipment (0.4%)
Henan Pinggao Electric Co., Ltd., ‘A’	64,600	215,903
Luxshare Precision Industry Co., Ltd., ‘A’	25,000	156,865
Shenzhen Desay Battery Technology Co., ‘A’	29,600	194,895

		567,663

Electronic Equipment, Instruments & Components (1.7%)
AAC Technologies Holdings, Inc.	176,000	1,086,287
Hangzhou Hikvision Digital Technology Co., Ltd., ‘A’	120,380	596,114
Shenzhen O-film Tech Co., Ltd., ‘A’	78,900	341,073
Zhejiang Dahua Technology Co., Ltd., ‘A’	35,800	211,060

		2,234,534

Food & Staples Retailing (0.1%)
Yonghui Superstores Co., Ltd., ‘A’	107,000	198,998

Food Products (1.7%)
China Mengniu Dairy Co., Ltd.	120,000	637,718
Heilongjiang Agriculture Co., Ltd., ‘A’	69,000	173,290
Henan Shuanghui Investment & Development Co., Ltd., ‘A’	15,500	92,256
Inner Mongolia Yili Industrial Group Co., Ltd., ‘A’	96,654	480,963
Tingyi Cayman Islands Holding Corp.	190,000	408,789
Want Want China Holdings Ltd.	467,000	495,754

		2,288,770

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2015 (Unaudited) (continued)

DESCRIPTION	HOLDINGS (IN SHARES)	VALUE (IN US$)
COMMON STOCK — continued
Health Care Equipment & Supplies (0.1%)
Shinva Medical Instrument Co., Ltd., ‘A’	22,800	165,678

Health Care Providers & Services (1.6%)
Aier Eye Hospital Group Co., Ltd., ‘A’	29,411	170,073
Cachet Pharmaceutical Co., Ltd., ‘A’	49,473	322,792
iKang Healthcare Group, Inc. ADR (a)	49,779	807,416
Phoenix Healthcare Group Co., Ltd.	474,000	838,846

		2,139,127

Hotels, Restaurants & Leisure (0.1%)
China International Travel Service Corp., Ltd., ‘A’	25,050	207,524

Household Durables (1.7%)
Gree Electric Appliances, Inc. of Zhuhai, ‘A’	46,001	324,847
Hisense Electric Co., Ltd., ‘A’	48,000	179,857
JANUS Dongguan Precision Components Co., Ltd., ‘A’	32,901	177,199
Midea Group Co., Ltd., ‘A’	50,500	268,400
Ozner Water International Holding Ltd. (a) (e)	1,195,000	426,970
Qingdao Haier Co., Ltd., ‘A’	86,000	358,449
TCL Corp., ‘A’ (a)	545,000	518,663

		2,254,385

Independent Power & Renewable Electricity Producers (1.4%)
China Longyuan Power Group Corp., Ltd.	1,067,000	1,160,224
China Yangtze Power Co., Ltd., ‘A’	209,000	367,122
GD Power Development Co., Ltd., ‘A’	200,000	140,331
SDIC Power Holdings Co., Ltd., ‘A’	118,100	205,736

		1,873,413

Insurance (7.0%)
China Life Insurance Co., Ltd., ‘A’	32,000	191,238
China Pacific Insurance Group Co., Ltd.	577,800	2,750,133
China Pacific Insurance Group Co., Ltd., ‘A’	88,700	485,020
Ping An Insurance Group Co. of China Ltd.	335,500	4,033,279
Ping An Insurance Group Co. of China Ltd., ‘A’	154,776	1,953,299

		9,412,969

Internet Software & Services (6.6%)
Alibaba Group Holding Ltd. ADR (a)	8,883	739,421
Tencent Holdings Ltd.	405,200	7,693,555
Wangsu Science & Technology Co., Ltd., ‘A’	29,400	423,909

		8,856,885

IT Services (0.5%)
Beijing eGOVA Co., Ltd., ‘A’	13,000	130,658
Hand Enterprise Solutions Co., Ltd., ‘A’	56,500	346,404
Wonders Information Co., Ltd., ‘A’	21,926	233,350

		710,412

Machinery (2.0%)
China CNR Corp., Ltd., ‘A’	169,900	504,526
China Conch Venture Holdings Ltd.	513,000	1,098,437
China Shipbuilding Industry Co., Ltd., ‘A’	293,600	475,473
XCMG Construction Machinery Co., Ltd., ‘A’	144,000	355,378
Zhengzhou Yutong Bus Co., Ltd., ‘A’	50,000	239,290

		2,673,104

Media (0.8%)
China South Publishing & Media Group Co., Ltd., ‘A’	95,500	345,055
Guangdong Advertising Co., Ltd., ‘A’	52,364	346,131
Zhejiang Huace Film & TV Co., Ltd., ‘A’	54,000	330,902

		1,022,088

Metals & Mining (1.4%)
Angang Steel Co., Ltd.	578,000	425,710
Baoshan Iron & Steel Co., Ltd., ‘A’	227,000	260,701
Hebei Iron & Steel Co., Ltd., ‘A’	262,000	182,989
Jiangxi Copper Co., Ltd.	320,000	595,203
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., ‘A’	219,000	450,392

		1,914,995

Multiline Retail (0.4%)
Intime Retail Group Co., Ltd.	810,500	563,497

Oil, Gas & Consumable Fuels (2.4%)
China Petroleum & Chemical Corp.	2,741,400	2,181,762
China Shenhua Energy Co., Ltd., ‘A’	31,400	101,753
CNOOC Ltd.	630,000	890,637

		3,174,152

Personal Products (0.5%)
Hengan International Group Co., Ltd.	51,000	612,449

Pharmaceuticals (1.9%)
CSPC Pharmaceutical Group Ltd.	482,000	407,850
Jiangsu Hengrui Medicine Co., Ltd., ‘A’	52,988	394,017
Kangmei Pharmaceutical Co., Ltd., ‘A’	53,300	266,603
Luye Pharma Group Ltd. (a)	802,000	969,313
Tasly Pharmaceutical Group Co., Ltd., ‘A’	59,447	462,374

		2,500,157

Professional Services (0.1%)
BlueFocus Communication Group Co., Ltd., ‘A’	18,000	105,829

Real Estate Management & Development (4.0%)
Beijing Capital Development Co., Ltd., ‘A’	149,000	286,723
Beijing Huaye Realestate Co., Ltd., ‘A’ (a)	137,000	290,812
China Vanke Co., Ltd. (a)	679,600	1,612,950
China Vanke Co., Ltd., ‘A’	381,000	849,316
E-House China Holdings Ltd. ADR	81,936	444,913
Financial Street Holdings Co., Ltd., ‘A’	95,000	182,504
Poly Real Estate Group Co., Ltd., ‘A’	409,450	758,852
Shanghai Shimao Co., Ltd., ‘A’	55,000	175,923
Sunac China Holdings Ltd.	901,000	782,149

		5,384,142

Road & Rail (0.9%)
CAR, Inc. (a)	492,000	932,894
Daqin Railway Co., Ltd., ‘A’	97,980	174,321

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2015 (Unaudited) (continued)

DESCRIPTION	HOLDINGS (IN SHARES)	VALUE (IN US$)
COMMON STOCK — continued
Guangshen Railway Co., Ltd., ‘A’	85,000	66,085

		1,173,300

Semiconductors & Semiconductor Equipment (0.4%)
Hua Hong Semiconductor Ltd. (a) (e)	420,000	521,164

Software (0.7%)
Aisino Co., Ltd., ‘A’	55,000	439,940
Beijing Thunisoft Corp., Ltd., ‘A’	22,000	203,478
Neusoft Corp., ‘A’	36,800	166,857
Yonyou Network Technology Co., Ltd., ‘A’	16,000	117,814

		928,089

Specialty Retail (0.4%)
Pang Da Automobile Trade Co., Ltd., ‘A’ (a)	139,908	188,662
Suning Commerce Group Co., Ltd., ‘A’	165,200	348,275

		536,937

Trading Companies & Distributors (0.2%)
Xiamen C & D, Inc., ‘A’	151,000	343,182

Transportation Infrastructure (0.3%)
Huabei Expressway Co., Ltd., ‘A’	125,000	132,266
Shanghai International Airport Co., Ltd., ‘A’	46,000	179,115
Sichuan Haite High-tech Co., Ltd., ‘A’	18,900	105,176

		416,557

Water Utilities (0.4%)
SIIC Environment Holdings Ltd. (a)	3,880,400	486,340

TOTAL CHINA		85,118,845

HONG KONG (28.5%)
Auto Components (0.2%)
Xinyi Glass Holdings Ltd.	444,000	274,327

Banks (2.3%)
BOC Hong Kong Holdings Ltd.	497,000	1,772,562
Dah Sing Financial Holdings Ltd.	156,169	924,607
HSBC Holdings plc	38,444	330,505

		3,027,674

Commercial Services & Supplies (1.1%)
China Everbright International Ltd.	906,000	1,516,885

Distributors (0.2%)
Dah Chong Hong Holdings Ltd.	578,000	284,801

Diversified Financial Services (0.9%)
Hong Kong Exchanges and Clearing Ltd.	46,800	1,146,963

Diversified Telecommunication Services (2.4%)
China Unicom Hong Kong Ltd.	1,358,000	2,066,958
CITIC Telecom International Holdings Ltd.	1,257,000	452,365
HKBN Ltd. (a)	213,000	264,854
HKT Trust & HKT Ltd.	373,000	480,645

		3,264,822

Electric Utilities (0.7%)
Cheung Kong Infrastructure Holdings Ltd.	59,000	507,227
Power Assets Holdings Ltd.	37,000	378,464

		885,691

Electronic Equipment, Instruments & Components (0.3%)
Cowell e Holdings, Inc. (a)	750,000	370,518

Gas Utilities (0.7%)
China Resources Gas Group Ltd.	312,000	969,888

Hotels, Restaurants & Leisure (0.9%)
Melco Crown Entertainment Ltd. ADR	30,626	657,234
Sands China Ltd.	134,400	556,486

		1,213,720

Household Durables (0.2%)
Techtronic Industries Co., Ltd.	84,500	285,567

Household Products (0.4%)
Vinda International Holdings Ltd.	352,000	574,812

Industrial Conglomerates (2.1%)
Hutchison Whampoa Ltd.	132,000	1,832,044
Shun Tak Holdings Ltd.	2,150,000	1,039,967

		2,872,011

Insurance (3.7%)
AIA Group Ltd.	783,400	4,931,207

Marine (0.9%)
Orient Overseas International Ltd.	199,500	1,217,177

Multiline Retail (0.5%)
Lifestyle International Holdings Ltd.	402,000	716,612

Pharmaceuticals (0.8%)
Sino Biopharmaceutical Ltd.	1,084,000	1,097,612

Real Estate Investment Trusts (REITs) (0.8%)
Champion REIT	795,000	378,393
Yuexiu Real Estate Investment Trust	1,114,000	635,122

		1,013,515

Real Estate Management & Development (5.7%)
CK Hutchison Holdings Ltd.	136,000	2,785,731
Great Eagle Holdings Ltd.	167,000	588,070
Hang Lung Properties Ltd.	131,000	368,364
Hongkong Land Holdings Ltd.	207,000	1,562,850
Kerry Properties Ltd.	177,000	615,293
New World Development Co., Ltd.	526,207	610,191
Sun Hung Kai Properties Ltd.	30,000	462,810
Wheelock & Co., Ltd.	120,000	613,726

		7,607,035

Specialty Retail (0.7%)
Chow Tai Fook Jewellery Group Ltd.	843,400	907,297

Textiles, Apparel & Luxury Goods (0.9%)
Pacific Textiles Holdings Ltd.	405,000	561,060
Samsonite International S.A.	196,800	684,122

		1,245,182

Water Utilities (0.9%)
Beijing Enterprises Water Group Ltd. (a)	1,832,000	1,247,697

Wireless Telecommunication Services (1.2%)
China Mobile Ltd.	121,500	1,586,013

TOTAL HONG KONG		38,257,026

TAIWAN (19.7%)
Banks (1.0%)
E.Sun Financial Holding Co., Ltd.	2,205,044	1,349,524

Chemicals (0.4%)
China Steel Chemical Corp.	123,000	583,749

Diversified Financial Services (2.8%)
Chailease Holding Co., Ltd.	480,000	1,196,548
Fubon Financial Holding Co., Ltd.	1,429,989	2,568,405

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2015 (Unaudited) (continued)

DESCRIPTION	HOLDINGS (IN SHARES)	VALUE (IN US$)
COMMON STOCK — continued
		3,764,953

Electronic Equipment, Instruments & Components (2.6%)
Delta Electronics, Inc.	279,000	1,761,026
Largan Precision Co., Ltd.	20,000	1,722,595

		3,483,621

Food & Staples Retailing (0.8%)
President Chain Store Corp.	146,000	1,098,849

Internet Software & Services (0.6%)
PChome Online, Inc.	66,917	870,413

Leisure Products (0.4%)
Johnson Health Tech Co., Ltd.	180,288	501,280

Real Estate Management & Development (0.4%)
Ruentex Development Co., Ltd.	349,992	536,900

Semiconductors & Semiconductor Equipment (9.1%)
Advanced Semiconductor Engineering, Inc.	1,252,802	1,691,623
Chipbond Technology Corp.	411,000	868,236
MediaTek, Inc.	79,000	1,069,240
Powertech Technology, Inc.	262,000	451,320
Taiwan Semiconductor Manufacturing Co., Ltd.	1,737,057	8,077,398

		12,157,817

Technology Hardware, Storage & Peripherals (1.6%)
Asustek Computer, Inc.	90,000	906,040
Catcher Technology Co., Ltd.	113,000	1,184,532

		2,090,572

TOTAL TAIWAN		26,437,678

TOTAL INVESTMENTS (111.6% of Net Assets) (Cost $117,524,439)		149,813,549

Liabilities in excess of other assets (-11.6% of Net Assets)		(15,515,293)

NET ASSETS (100.0%)		$134,298,256

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR — American Depositary Receipt

(a)	Non-income producing security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Directors and may be difficult to sell.
A	China A shares.
B	China B shares.

As of March 31, 2015, aggregate cost for Federal income tax purposes was $117,524,439. The aggregate unrealized gain for all securities is as follows:

Excess of value over cost	$35,289,342
Excess of cost over value	(3,000,232)

Net unrealized gain	$32,289,110

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2015 (Unaudited) (continued)

A.        Valuation – The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$149,813,549	$—	$—	$149,813,549

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers have concluded based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan China Region Fund, Inc.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JPMorgan China Region Fund, Inc
May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JPMorgan China Region Fund, Inc
May 29, 2015

/s/ Neil Martin
Neil S. Martin
Treasurer and Chief Operating Officer of the JPMorgan China Region Fund, Inc.
May 29, 2015